Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets Not Subject to Amortization
The carrying amounts of goodwill and acquired intangible assets not subject to amortization consist of the following (in thousands):

	As of December 31, 2017	As of December 31, 2018
Goodwill (1)	$2,620,627	$2,620,627
Orbital locations	2,387,700	2,387,700
Trade name	65,200	65,200

(1)	Net of accumulated impairment losses of $4,160,200.

Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization
The carrying amount and accumulated amortization of acquired intangible assets subject to amortization consisted of the following (in thousands):

	As of December 31, 2017			As of December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Backlog and other	$743,760	$(686,425)	$57,335	$743,760	$(701,445)	$42,315
Customer relationships	534,030	(241,781)	292,249	534,030	(265,242)	268,788
Total	$1,277,790	$(928,206)	$349,584	$1,277,790	$(966,687)	$311,103

Scheduled Amortization Charges for Intangible Assets	Scheduled amortization charges for the intangible assets over the next five years are as follows (in thousands):

Year	Amount
2019	$34,351
2020	31,103
2021	28,635
2022	25,479
2023	21,353